Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements [Line Items]
Beginning balance	$ 380
Additions	1,344
Cancellations	(886)
Depreciation expense	(454)
Ending balance	384
Office facilities [Member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements [Line Items]
Beginning balance	378
Additions	1,204
Cancellations	(886)
Depreciation expense	(410)
Ending balance	286
Motor vehicles [Member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements [Line Items]
Beginning balance	2
Additions	140
Cancellations
Depreciation expense	(44)
Ending balance	$ 98